TANGIBLE ASSETS - Impairment Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	$ (45)	$ 60	$ (185)
Goodwill	0	0	0
Right of use assets	5	0	(7)
Total (Impairment) Impairment Reversal	(40)	60	(192)
Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	(98)
Goodwill	0
Right of use assets	0
Total (Impairment) Impairment Reversal	(98)
Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(25)
Goodwill			0
Right of use assets			0
Total (Impairment) Impairment Reversal			(25)
Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	38	2	(50)
Mine development costs | Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0
Mine development costs | Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			0
Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	13	30	(65)
Mine infrastructure | Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0
Mine infrastructure | Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			0
Exploration and evaluation assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	(98)	0	(1)
Exploration and evaluation assets | Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	(98)
Exploration and evaluation assets | Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(1)
Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0	28	(56)
Assets under construction | Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0
Assets under construction | Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(15)
Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	2	0	(13)
Land and buildings | Projects | Colombian projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0
Land and buildings | Projects | Gramalote
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(9)
CdS | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(45)
Goodwill			0
Right of use assets			(2)
Total (Impairment) Impairment Reversal			(47)
CdS | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(30)
CdS | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(9)
CdS | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			0
CdS | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(5)
CdS | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal			(1)
Cuiabá | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		60	(18)
Goodwill		0	0
Right of use assets		0	3
Total (Impairment) Impairment Reversal		60	(15)
Cuiabá | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		2	27
Cuiabá | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		30	(17)
Cuiabá | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		0	0
Cuiabá | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		28	(29)
Cuiabá | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal		$ 0	1
Serra Grande | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	53		(97)
Goodwill	0		0
Right of use assets	5		(8)
Total (Impairment) Impairment Reversal	58		(105)
Serra Grande | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	38		(47)
Serra Grande | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	13		(39)
Serra Grande | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0		0
Serra Grande | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	0		(7)
Serra Grande | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset (Impairment) Impairment Reversal	$ 2		$ (4)